Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Reverse Stock Split and Shareholders' Equity [Abstract]
Shareholders' Equity
15.	Shareholders’ Equity

On April 27, 2005, the Company filed amended Articles of Incorporation in the Marshall Islands, whereby the name of the Company was changed from Adventure Holdings S.A. to FreeSeas Inc.

The authorized number of shares was increased to 45,000,000, of which 40,000,000 would be common stock with a par value of $.001 per share and 5,000,000 blank check preferred stock with a par value of $.001 per share. On September 17, 2009, the Company’s shareholders approved at the Annual Meeting of Shareholders an amendment to the Company’s Articles of Incorporation to increase the number of authorized shares of common stock from 40,000,000 to 250,000,000 shares, par value $0.001 per share.

On July 28, 2009, the Company completed the registered offering of 2,008,230 shares of common stock (as adjusted to reflect the effect of reverse stock split), which includes 261,943 shares (as adjusted to reflect the effect of reverse stock split) issued pursuant to the underwriter’s over-allotment option. The offering resulted in net proceeds of $16,244, after deducting underwriting fees and offering expenses. Proceeds from the offering were used primarily for the acquisition of the drybulk vessel M/V Free Neptune as discussed in Note 5 above, for general working capital purposes, and an amount of $1,691 was applied against the outstanding balance with Deutsche Bank Nederland. The shares were sold under the Company’s previously filed shelf registration statement, which was declared effective by the Securities and Exchange Commission on May 14, 2008.

On December 9, 2011, the Company received a deficiency letter from NASDAQ stating that, because the Company’s common stock has not maintained a minimum bid price of $1.00 per a share for the last 30 consecutive business days, the Company was no longer in compliance with NASDAQ Listing Rule Section 5450(a)(1). In order to regain compliance, the Company has until June 4, 2012 for the closing bid price of its common stock to meet or exceed $1.00 for a minimum of 10 consecutive business days. The Company regained compliance in February 2012 (Note 17).

Common Stock Dividends

During the year ended December 31, 2011, 2010 and 2009, the Company did not declare or pay any dividends.